TWO ROADS SHARED TRUST

Redwood Managed Volatility Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the Redwood Managed Volatility Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 19, 2014 (SEC Accession No. 0000910472-14-004251).